Statements of Changes in Shareholders’ Equity - ILS (₪) ₪ in Thousands	Share capital and premium	Capital reserve in respect of share-based payment	Accumulated deficit	Total
Balance Beginning at Dec. 31, 2020	₪ 80,440	₪ 5,077	₪ (50,323)	₪ 35,194
Share-based payment to employees		1,892		1,892
Share-based payment to service provider		1,456		1,456
Exercise of non-registered rights into ordinary shares
Comprehensive loss for the year			(26,490)	(26,490)
Balance Ending at Dec. 31, 2021	80,440	8,425	(76,813)	12,052
Share-based payment to employees		1,157		1,157
Share-based payment to service provider		1,056		1,056
Partial exercise of over-allotment option into warrants		(158)		(158)
Expiration of over-allotment option	435	(435)
Net proceeds allocated to ADSs and prefunded warrants through initial public offering	32,268			32,268
Net proceeds received from issuance of ADSs through private placement transaction	5,141			5,141
Comprehensive loss for the year			(24,962)	(24,962)
Balance Ending at Dec. 31, 2022	118,284	10,045	(101,775)	26,554
Share-based payment to employees		978		978
Net proceeds allocated to ADSs issued as Commitment Shares in transaction of equity line	87			87
Issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	9,670			9,670
Repayment of promissory note through issuance of ADSs resulted from partial exercise of Commitment Amount under equity line	3,433			3,433
Net proceeds received from issuance of ADSs as part of shelf prospectus through public offering transaction	3,685			3,685
Exercise of restricted share units into ordinary shares	84	(84)
Comprehensive loss for the year			(33,835)	(33,835)
Balance Ending at Dec. 31, 2023	₪ 135,243	₪ 10,939	₪ (135,610)	₪ 10,572